LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Asset Allocation Fund–10.70%
✧American Funds®– Capital Income Builder	1,530,511	$120,956,293
		120,956,293
Equity Funds–34.21%
✧American Funds®-
American Mutual Fund	1,825,955	113,811,760
Growth Fund of America	1,688,826	148,819,330
Investment Company of America	1,858,732	124,163,321
		386,794,411
Fixed Income Funds–44.62%
✧American Funds®-
Bond Fund of America	38,127,153	436,555,896
High-Income Trust	3,256,846	32,405,621
Inflation Linked Bond Fund	3,618,532	35,461,608
		504,423,125
Global Equity Fund–3.45%
✧American Funds®– Smallcap World Fund	499,371	39,045,831
		39,045,831
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–4.45%
✧American Funds®-
EuroPacific Growth Fund	606,242	$39,120,801
New World Fund	118,273	11,230,027
		50,350,828
Money Market Fund–2.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	27,296,404	27,296,404
		27,296,404
Total Investment Companies (Cost $955,622,212)		1,128,866,892

TOTAL INVESTMENTS–99.85% (Cost $955,622,212)	1,128,866,892
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,643,445
NET ASSETS APPLICABLE TO 100,182,677 SHARES OUTSTANDING–100.00%	$1,130,510,337

✧Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	CME Australian Dollar Currency Futures	$397,320	$396,895	12/15/25	$425	$—
11	CME British Pound Currency Futures	924,756	929,983	12/15/25	—	(5,227)
16	CME Euro Foreign Exchange Currency Futures	2,358,400	2,355,722	12/15/25	2,678	—
11	CME Japanese Yen Currency Futures	936,925	940,344	12/15/25	—	(3,419)
					3,103	(8,646)
Equity Contracts:
6	CME E-mini Russell 2000 Index Futures	736,650	724,794	12/19/25	11,856	—
53	CME E-mini S&P 500 Index Futures	17,857,687	17,611,072	12/19/25	246,615	—
11	CME E-mini S&P MidCap 400 Index Futures	3,614,820	3,639,858	12/19/25	—	(25,038)
31	Eurex EURO STOXX 50 Futures	2,016,679	1,984,218	12/19/25	32,461	—
7	FTSE 100 Index Futures	885,650	876,758	12/19/25	8,892	—
15	ICE U.S. MSCI Emerging Markets Index Futures	1,019,775	1,009,240	12/19/25	10,535	—
6	OML Stockholm OMXS30 Index Futures	169,846	168,493	10/17/25	1,353	—
3	SFE S&P ASX Share Price Index 200 Futures	440,345	443,473	12/18/25	—	(3,128)
5	TSE TOPIX Futures	1,061,974	1,060,964	12/11/25	1,010	—
					312,722	(28,166)
Total Futures Contracts					$315,825	$(36,812)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
LVIP American Global Balanced Allocation Managed Risk Fund–2